Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,992	$ 3,031	$ 2,989
Foreign exchange movements	(47)	45	(42)
Impairment	(65)	(84)
Acquisitions	146		84
Goodwill, ending balance	$ 3,026	2,992	$ 3,031
Number of Cash Generating Units | item	5
Pre-tax cash flow projection period for impairment testing, cash-generating units	3 years
Additional period of pre-tax cash flow projections for impairment testing to reflect expected growth, cash-generating units	2 years
Orthopaedics
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 915
Impairment	0
Goodwill, ending balance	$ 807	$ 915
Pre-tax discount rate	11.40%	10.80%
Required decrease in trading margin	3.50%
Headroom	$ 700	$ 1,200
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Orthopaedics | Weighted average interest rate
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Sports Medicine
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 1,154
Goodwill, ending balance	$ 1,302	$ 1,154
Pre-tax discount rate	11.60%	10.80%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Sports Medicine | Weighted average interest rate
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
ENT
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 287
Goodwill, ending balance	$ 287	$ 287
Pre-tax discount rate	11.00%	10.80%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years
ENT | Weighted average interest rate
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 636
Goodwill, ending balance	$ 630	$ 636
Pre-tax discount rate	11.30%	10.80%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Advanced Wound Management | Weighted average interest rate
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
BHR
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	$ (63)
Engage
Disclosure of reconciliation of changes in goodwill [line items]
Impairment		$ (84)
Other cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	$ (2)